FAIR VALUE AND RISK MANAGEMENT - Transfers (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
FAIR VALUE AND RISK MANAGEMENT
Transfer of assets at fair value from level 1 to level 2	$ 0.0	$ 0.0
Transfer of assets at fair value from level 2 to level 1	0.0	0.0
Transfer of assets at fair value into level 3	0.0	0.0
Transfer of assets at fair value from level 3	0.0	0.0
Transfer of liabilities at fair value from level 1 to level 2	0.0	0.0
Transfer of liabilities at fair value from level 2 to level 1	0.0	0.0
Transfer of liabilities at fair value into level 3	0.0	0.0
Transfer of liabilities at fair value from level 3	$ 0.0	$ 0.0